S000096484 [Member] Expense Example - Baron Financials ETF - Baron Financials ETF	Nov. 13, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 990